FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 17, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:

FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (the “Registrant”)

Federated Hermes Short-Intermediate Municipal Fund (the “Fund”)

Class A2 Shares

1933 Act File No. 2-72277

1940 Act File No. 811-3181

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated November 17, 2021, that would have otherwise been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to 485(b) as Post-Effective Amendment No. 73 on November 16, 2021.

If you have any questions on the enclosed material, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary